Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	$ 427.2	$ 433.9
Other payables
Salaries and related payables	82.3	64.4
Provision for annual leave and early retirement (see Note 13(a))	11.8	13.3
Government institutions	291.2	526.9
Accrued interest	5.3	6.1
Accrued expenses	43.7	18.4
Advances from customers and others	11.5	10.2
Payables and other credit balances	23.2	13.1
Other payables	469.0	652.4
Total trade and other payables	$ 896.2	$ 1,086.3